Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Total attributable to shareholders	Share capital	Share capital Multiple voting shares	Share capital Subordinate voting shares	Contributed surplus	Retained earnings	Accumulated other comprehensive (loss) income	Non-controlling interest
Shareholders’ equity, beginning balance at Apr. 03, 2022	$ 427.9	$ 427.9	$ 118.5	$ 1.4	$ 117.1	$ 36.2	$ 290.4	$ (17.2)	$ 0.0
Non-controlling interest on business combination	11.7								11.7
Put option for non-controlling interest	(21.2)	(21.2)					(21.2)
Normal course issuer bid purchase of subordinate voting shares	(26.7)	(26.7)	(2.4)		(2.4)		(24.3)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(1.2)	(1.2)	(0.1)		(0.1)		(1.1)
Liability to broker under automatic share purchase plan	(20.0)	(20.0)				(20.0)
Issuance of shares	0.0	0.0	2.7		2.7	(2.7)
Net income (loss)	68.9	72.7					72.7		(3.8)
Other comprehensive (loss) income	23.1	23.0						23.0	0.1
Share-based payment	15.0	15.0				15.0
Shareholders’ equity, ending balance at Apr. 02, 2023	477.5	469.5	118.7	1.4	117.3	28.5	316.5	5.8	8.0
Normal course issuer bid purchase of subordinate voting shares	(140.2)	(140.2)	(17.8)		(17.8)		(122.4)
Liability to broker under automatic share purchase plan	20.0	20.0				20.0
Issuance of shares	0.1	0.1	4.0		4.0	(3.9)
Net income (loss)	58.1	58.4					58.4		(0.3)
Other comprehensive (loss) income	(1.8)	(0.6)						(0.6)	(1.2)
Share-based payment	9.8	9.8				9.8
Shareholders’ equity, ending balance at Mar. 31, 2024	423.5	417.0	104.9	1.4	103.5	54.4	252.5	5.2	6.5
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024	(0.6)	(0.6)					(0.6)
Issuance of shares	0.6	0.6	4.7		4.7	(4.1)
Net income (loss)	103.6	94.8					94.8		8.8
Other comprehensive (loss) income	14.4	14.3						14.3	0.1
Share-based payment	15.1	15.1				15.1
Shareholders’ equity, ending balance at Mar. 30, 2025	$ 556.6	$ 541.2	$ 109.6	$ 1.4	$ 108.2	$ 65.4	$ 346.7	$ 19.5	$ 15.4